Form N-1A Cover	May 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Matthew 25 Fund
Entity Central Index Key	0001003839
Entity Investment Company Type	N-1A
Document Period End Date	May 01, 2026